ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Movement of allowance for credit losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Movement of allowance for credit losses
Reversed allowance for expected credit losses	$ 2,694,737	$ 749,688
Non-related party
Movement of allowance for credit losses
Balance at beginning of the period	25,711,852	13,417,481
Reversed allowance for expected credit losses	2,694,737	(749,688)
Writing off of accounts receivable	(10,252,070)
Foreign exchange adjustments	393,168	(303,502)
Balance at end of the period	$ 18,547,687	$ 12,364,291